Stock Based Compensation Plans: (Details Text) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares
Stock Based Compensation Plans Details Text [Abstract]
Previous maximum number of options available under the plan	7,600,000
Amended maximum number of options available under the plan	8,800,000
Options available for grant	5,400,000
Maximum term of options	10 years
Options granted during the period	0	320,000
Options exercised during the period	2,300,000	400,000
Proceeds to Company from option exercises | $	$ 4,200	$ 700
Non-cash compensation expense | $	$ 20	$ 300
Weighted average fair value of options granted | $ / shares		$ 0.85
Retention units held by officers and directors	1.5
Retention units held by others	0.3
Minimum value of retention units | $	$ 7,800
Amount payable in the event of a change of control | $	$ 16,000